LVIP SSgA Global Tactical Allocation Fund
Supplement to the Prospectus for the Lincoln Variable Insurance Products Trust Dated May 1, 2011 LVIP SSgA Global Tactical Allocation Fund (the "Fund")

This Supplement updates certain information in the above-dated Prospectus for the Fund. You may obtain copies of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to correct the Acquired Fund Fees and Expenses (AFFE) of the Fund to reflect the current expenses of the Fund based on investment strategy changes adopted effective July 30, 2010.  (The Prospectus for the Fund dated May 1, 2011 had estimated the AFFE based on the actual expenses for the prior fiscal year substantially reflecting expenses under the prior investment strategy.)  AFFE consists of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.  The updated AFFE resulted in a change to the Total Annual Fund Operating Expenses and Example as reflected in this Supplement.

The "Annual Fund Operating Expenses" table, the "Example" table, and the accompanying footnotes that appear in the "Fees and Expenses" section on page 1 of the Fund's Prospectus are to be deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.14%	0.14%
Acquired Fund Fees and Expenses (AFFE)1	0.36%	0.36%
Total Annual Fund Operating Expenses2	0.75%	1.00%

1The AFFE has been restated to reflect the current expenses of the fund as a result of fund strategy changes effective July 30, 2010.

2The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$77	$240	$417	$930
Service Class	$102	$318	$552	$1,225

This Supplement is dated June 9, 2011.

Please separate this Supplement and keep it with your Prospectus records.